Accounting Policies - IFRS 9 Transition Impact Impairments as at 1 January 2018 (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of impairment losses [line items]
Total Allowance account for credit losses	€ 4,977		€ 4,515
Stage 1: 12-month expected credit losses [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses	€ 432
IFRS 9 [member] | Stage 1: 12-month expected credit losses [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses		€ 438
IFRS 9 [member] | Stage 1: 12-month expected credit losses [member] | ECL increase [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses		81
IFRS 9 [member] | Stage 2: Lifetime expected credit losses [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses		955
IFRS 9 [member] | Stage 2: Lifetime expected credit losses [member] | ECL increase [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses		586
IFRS 9 [member] | Stage 3: Lifetime expected credit losses [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses		4,030
IFRS 9 [member] | Stage 3: Lifetime expected credit losses [member] | ECL increase [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses		128
IFRS 9 [member] | ECL [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses		5,423
IFRS 9 [member] | ECL [member] | ECL increase [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses		€ 795
IAS 39 [member] | Loan loss provisions [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses			4,628
IAS 39 [member] | Incurred but Not Reported [member] | Loan loss provisions [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses			726
IAS 39 [member] | Individual provisions (ISFA, INSFA) [member] | Loan loss provisions [member]
Disclosure of impairment losses [line items]
Total Allowance account for credit losses			€ 3,902